Investments (Details 12) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 loan	Dec. 31, 2010
Investments
Threshold percentage of mortgage loans to total carrying value	5.00%
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	100.00%
Number of mortgage loans	629
Mortgage loans	$ 7,139	$ 6,679
Office buildings
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	27.90%	32.10%
Retail
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	24.80%	27.30%
Warehouse
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	19.40%	21.90%
Apartment complex
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	19.60%	12.80%
Other;
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	8.30%	5.90%
Mortgage loans in the process of foreclosure	43
California
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	22.60%	23.20%
Illinois
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	9.10%	9.40%
New York
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	5.80%	6.60%
New Jersey
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	6.50%	6.50%
Pennsylvania
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	5.30%	5.60%
Texas
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	6.20%	5.30%
Mortgage loans, not in foreclosure
Mortgage Loans on Real Estate
Mortgage loans	7,096
Mortgage loans, not in foreclosure | 2012
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	8.20%
Number of mortgage loans	59
Mortgage loans	580
Mortgage loans, not in foreclosure | 2013
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	6.60%
Number of mortgage loans	59
Mortgage loans	473
Mortgage loans, not in foreclosure | 2014
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	13.20%
Number of mortgage loans	70
Mortgage loans	935
Mortgage loans, not in foreclosure | 2015
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	13.30%
Number of mortgage loans	64
Mortgage loans	942
Mortgage loans, not in foreclosure | Thereafter
Mortgage Loans on Real Estate
Percentage of mortgage portfolio carrying value	58.70%
Number of mortgage loans	377
Mortgage loans	$ 4,166